Restructuring (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Balance	$ 0	$ 732
Payments made	0	(718)
Non-cash items	0	(14)
Balance	0	0
Employee Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Balance	0	718
Payments made	0	(718)
Non-cash items	0	0
Balance	0	0
Idle-use Expense and Other Charges [Member]
Restructuring Cost and Reserve [Line Items]
Balance	0	14
Payments made	0	0
Non-cash items	0	(14)
Balance	$ 0	$ 0